Note 2 - Investments - Change in Unrealized Gains (Losses) and Realized Gains (Losses) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Other-than-temporary impairment loss		$ (118,267)	$ 0
Mortgage loans on real estate			75,915
Investments in Convertible Securities, Net Realized Gain (Loss) on Exchange		47,940	7,223
Debt Securities [Member]
Change in net unrealized investment gains (losses)		6,141,485	(16,900,027)
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 880,055	1,460,321	91,141
Equity Securities [Member]
Change in net unrealized investment gains (losses)		900,348	(910,260)
Available-for-sale Securities, Gross Realized Gain (Loss)		$ 166,128	$ 644,426